Per Share Data (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted [Table Text Block]
Earnings per share data is as follows:

	Year Ended December 31,
	2022		2021		2020
	Continuing	Discontinued	Continuing	Discontinued	Continuing	Discontinued
Millions of dollars	Operations	Operations	Operations	Operations	Operations	Operations
Net income (loss)	$3,894	$(5)	$5,623	$(6)	$1,429	$(2)
Dividends on redeemable non-controlling interests	(7)	—	(7)	—	(7)	—
Net income attributable to participating securities	(10)	—	(14)	—	(3)	—
Net income (loss) attributable to ordinary shareholders—basic and diluted	$3,877	$(5)	$5,602	$(6)	$1,419	$(2)

Millions of shares, except per share amounts
Basic weighted average common stock outstanding	327	327	334	334	334	334
Effect of dilutive securities	1	1	—	—	—	—
Potential dilutive shares	328	328	334	334	334	334

Earnings (loss) per share:
Basic	$11.86	$(0.02)	$16.79	$(0.02)	$4.25	$(0.01)
Diluted	$11.83	$(0.02)	$16.77	$(0.02)	$4.25	$(0.01)